Group - Statement of Changes in Equity - USD ($) $ in Millions	Total	Total	Share capital and premium	Reorganisation reserve	Other capital reserves	(Accumulated losses) Retained earnings	Fair value through OCI	Actuarial (losses) gains	Foreign currency translation reserve [1]	Non-controlling interests
Equity at beginning of period at Dec. 31, 2023	$ 3,740	$ 3,711	$ 420	$ 6,815	$ 76	$ (2,148)	$ (4)	$ (2)	$ (1,446)	$ 29
Comprehensive income [abstract]
Profit (loss) for the period	321	311				311				10
Other comprehensive income (loss)	(1)	(1)					9		(10)
Total comprehensive income (loss) for the period, net of tax	320	310				311	9		(10)	10
Shares issued	13	13	13
Share-based payment for share awards net of exercised	2	2			2
Dividends paid	(80)	(80)				(80)
Equity at end of period at Jun. 30, 2024	3,995	3,956	433	6,815	78	(1,917)	5	(2)	(1,456)	39
Equity at beginning of period at Dec. 31, 2024	8,513	6,629	526	8,811	80	(1,316)	19	1	(1,492)	1,884
Comprehensive income [abstract]
Profit (loss) for the period	1,348	1,112				1,112				236
Other comprehensive income (loss)	70	70					28	1	41
Total comprehensive income (loss) for the period, net of tax	1,418	1,182				1,112	28	1	41	236
Shares issued	0	0	23		(23)
Share-based payment for share awards net of exercised	16	16			16
Dividends paid	(411)	(411)				(411)
Dividends paid to non-controlling interests	(245)									(245)
Equity at end of period at Jun. 30, 2025	$ 9,291	$ 7,416	$ 549	$ 8,811	$ 73	$ (615)	$ 47	$ 2	$ (1,451)	$ 1,875

[1]	Foreign currency translation reserve includes a loss of $1,411m (December 2024: $1,411m; June 2024: $1,411m) that will not re-cycle through the income statement, and a loss of $40m (December 2024: $81m; June 2024: $45m) relating to foreign operations that will re-cycle through the income statement on disposal.